Details of treasury and other financial risks - Text Details (Detail) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)		Dec. 31, 2021 USD ($)	Jul. 31, 2021 EUR (€)	May 31, 2021 EUR (€)	Dec. 31, 2018 EUR (€)
Details of treasury and other financial risks [Line Items]
Cash and cash equivalents	[1]	€ 2,303.0	[2]	€ 3,226.0	[2]	€ 1,425.0	[2]				€ 1,688.0
Short-term deposits, classified as cash equivalents		1,357.0		1,983.0
Notional amount		745.0
Euro Medium-Term Note program		10,000.0		10,000.0
Other non-current financial assets		630.0		430.0		248.0
Contractual capital commitments		104.0		132.0
Accounts payable known to have been sold onwards under supplier finance arrangements		139.0		227.0
Future cash outflow for leased assets		381.0
Committed future leases not yet commenced		91.0
Minimum payments under sale-and-leaseback arrangements		85.0		112.0
Discounted unguaranteed residual value of assets subject to finance lease		0.2		€ 0.2
Hedge tenor of net anticipated exposure				15 months
Net anticipated exposures hedge layer size				20.00%
Net anticipated exposures hedge maximum				80.00%
Equity		14,475.0	[2]	€ 11,901.0	[2]	€ 12,625.0	[2]				12,084.0
Net fair value of transactional hedges				€ (27.0)
Increase in the value of the EUR against all currencies				10.00%		10.00%
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR		(137.0)
Impact on income statement following a change in the value of transactional hedges due to 10% increase in the value of the EUR against all currencies				€ 17.0
Impact on equity following a change in the value of transactional hedges due to 10% increase in the value of the EUR against all currencies						€ 119.0
Other comprehensive income, before tax, exchange differences on translation of foreign operations		1,078.0		(1,040.0)		218.0
Change in currency translation reserve following 10% decrease USD against EUR				1,132.0
Change in currency translation reserve following 10% increase USD against EUR				1,383.0
Cross-currency interest rate swaps nominal value		500.0				500.0
Fair value liability of cross-currency interest rate swaps designated as net investment hedges		116.0				83.0
External bond funding for a nominal value designated as net investment hedges						1,473.0		$ 1,473
External bond funding book value designated as net investment hedges		(1,313.0)		1,210.0
Gain (loss) on hedge ineffectiveness recognised in profit or loss		1.1		0.2
Net fair value of financing derivatives				116.0		83.0
Change in the value of derivatives following a 10% increase in the value of the EUR against all currencies				40.0		53.0
Borrowings	[2]	6,980.0		6,934.0		5,447.0
Non-current portion of non-current borrowings	[2]	6,473.0		5,705.0		4,939.0
Current borrowings and current portion of non-current borrowings	[2]	€ 506.0		€ 1,229.0		€ 508.0
Ratio of fixed-rate long-term debt to total outstanding debt		90.00%				79.00%		90.00%
Borrowings, maturity		6.0
Instantaneous increase or decrease in long-term interest rates				1.00%
Financial assets, at fair value		€ 714.0		€ 596.0
Threshold of cash and short term deposits with A- credit rating				10.0
Captive retained per claim for general, product and professional liability claims				5.0
Captive retained per claim for general, product and professional liability claims, aggregate				10.0
Top of range [member]
Details of treasury and other financial risks [Line Items]
Policy deductibles per occurrence				5.0
Bottom of range [member]
Details of treasury and other financial risks [Line Items]
Policy deductibles per occurrence				0.3
United States of America [Member]
Details of treasury and other financial risks [Line Items]
Country risk exposure		13,800.0
China [Member]
Details of treasury and other financial risks [Line Items]
Country risk exposure		1,300.0
Other countries [Member]
Details of treasury and other financial risks [Line Items]
Country risk exposure		500.0
United Kingdom of Great Britain and Northern Ireland [Member]
Details of treasury and other financial risks [Line Items]
Country risk exposure		799.0
India [Member] | Top of range [member]
Details of treasury and other financial risks [Line Items]
Country risk exposure		305.0
US Dollar [Member]
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR		(78.0)		(71.0)
Change in the value of derivatives following a 10% increase in the value of the EUR against all currencies						€ 86.0
Change in the value of derivatives following a 10% increase in the value of a currency against EUR				€ 40.0
Reserve of exchange differences on translation [member]
Details of treasury and other financial risks [Line Items]
Description of methods and assumptions used in preparing sensitivity analysis				10%
Cash flow hedges [member]
Details of treasury and other financial risks [Line Items]
Gain (loss) on hedge ineffectiveness
Reserve of cash flow hedges [member]
Details of treasury and other financial risks [Line Items]
Equity		(25.0)		23.0		€ (24.0)					€ (10.0)
Change in value of forward elements of forward contracts and time value of options[Member]
Details of treasury and other financial risks [Line Items]
Equity				30.0
Level 1 of fair value hierarchy [member]
Details of treasury and other financial risks [Line Items]
Financial assets, at fair value		67.0		17.0
Level 1 of fair value hierarchy [member] | Equity investments [member]
Details of treasury and other financial risks [Line Items]
Other non-current financial assets		67.0
Financial assets, at fair value		67.0		17.0
Level 2 and 3 of fair value hierarchy [member] | Equity investments [member]
Details of treasury and other financial risks [Line Items]
Financial assets measured at fair value through other comprehensive income				€ 210.0
Commercial Paper Programme [Member]
Details of treasury and other financial risks [Line Items]
Notional amount								$ 2,500	€ 150.0	€ 300.0
Royal Philips NV [Member]
Details of treasury and other financial risks [Line Items]
Commercial Paper Program		2,500.0
Undrawn borrowing facilities		€ 1,000.0

[1]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.